Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 8,948,400	$ 5,431,202
Prepaid expenses and other current assets (Note 3)	297,998	291,954
Total current assets	9,246,398	5,723,156
Property and equipment (Note 4)	18,102	29,510
Other assets	12,143	12,044
Total assets	9,276,643	5,764,710
Current liabilities:
Accounts payable, including related party of $53,365 and $62,231, as of December 31, 2022 and 2021, respectively	2,373,276	1,737,013
Other accrued liabilities, including related party of $4,107 and $6,877 as of December 31, 2022 and 2021, respectively (Note 5)	986,437	666,449
Total current liabilities	3,359,713	2,403,462
Deferred revenues (Note 8)	2,499,969	2,499,969
Accrued pension liability (Note 9)	136,122	318,891
Total liabilities	5,995,804	5,222,322
Commitments and contingencies (Note 10)
Shareholders’ equity:
Common shares, CHF 0.02 ($0.02) par value, 32,428,893 and 16,223,389 registered shares issued and outstanding at December 31, 2021 and 2020, respectively	668,555	344,445
Treasury shares		(29,497)
Additional paid-in capital	60,864,530	42,084,954
Accumulated deficit	(58,201,455)	(41,705,775)
Accumulated other comprehensive loss	(50,791)	(151,739)
Total shareholders’ equity	3,280,839	542,388
Total liabilities and shareholders’ equity	$ 9,276,643	$ 5,764,710